Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Schedule of net loss before income tax
Year ended December 31, 2021 (As Restated)

Net loss before income tax	$(49,130)

Schedule of income tax expense (benefit)
Year ended December 31, 2021 (As Restated)
U.S. Federal
Current	$-
Deferred	(4,512)
State and Local
Current	-
Deferred	(807)
(5,319)
Change in Valuation Allowance	5,319
Total income tax provision (benefit)	$-

Schedule of reconciliation between the U.S. statutory federal income tax rate
Year ended December 31, 2021 (As Restated)

Pretax Income	21.0%
State taxes, net of federal benefit	2.2%
Merger charges	-8.5%
Other permanent items	-1.2%
Derivative valuation	-2.7%
Change in valuation allowance	-10.8%

Effective income tax rate	0.0%

Schedule of deferred tax assets
	Year ended December 31, 2021 (As Restated)	Year ended December 31, 2020
Deferred tax assets:
Net operating loss carry forwards	$3,501	$-
Fixed assets	1,126	-
Accrued compensation	40	-
Reserves	504	-
Intangible assets	3,053	-
Business interest limitation	727	-
Lease Liabilities	142	-
Tax Credits	211	-
Derivative adjustment	1,937	-
Other	181	-
Total deferred tax assets before valuation allowance	11,422	-

Valuation allowance	(11,280)	-
Total deferred tax assets after valuation allowance	142	-

Deferred tax liabilities:
Operating lease right of use assets	(142)	-
Total deferred tax liabilities	(142)

Net deferred tax assets and liabilities	$-	$-